Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2024
Inventories, net [Line items]
Schedule of Inventories
	December 31,
	2024	2023

Raw materials and components	$32,475	$28,331
Finished goods (*)	27,867	39,381

	$60,342	$67,712

(*)	Includes amounts of $1,100 and $367 as of December 31, 2024 and 2023, respectively, with respect to inventory delivered to customers for which revenue was not yet recognized.